Interim Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited) - USD ($)	Total	Warrant [Member]	Class B Shares [Member]	Shares [Member]	Common Shares To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, shares at Dec. 31, 2019		35,837,500	15,218,750	0
Balance, amount at Dec. 31, 2019	$ 589,044					$ 589,044	$ 0
Net loss	(6,463,606)	$ 0	$ 0	$ 0	$ 0	0	(6,463,606)
Adjustment to mezzanine equity	(22,475,312)	$ 0	$ 0	$ 0	$ 0	(22,475,312)	0
Share-based compensation	0
Net income	(6,463,606)
Shares issued in a private placement, amount	0
Contingent shares to be issued in the Qualifying Transaction	0
Balance, amount at Dec. 31, 2020	(28,349,874)					(21,886,268)	(6,463,606)
Balance, shares at Dec. 31, 2020		35,837,500	15,218,750
Conversion to Class B shares, shares			(14,655,547)	14,655,547
Conversion to Class B shares, amount	0					0	0
Founders' shares forfeited, shares			(563,203)
Founders' shares forfeited, amount	0					(496,057)	496,057
Shares issued in a private placement, shares				6,313,500
Shares issued in a private placement, amount	63,135,000					63,135,000	0
Conversion of Class A restricted voting shares, shares				31,407,336
Conversion of Class A restricted voting, amount	318,303,338					318,303,338	0
Shares issued for long-term strategic contracts, shares				2,376,425
Shares issued for long-term strategic contracts, amount	25,000,000					25,000,000	0
Shares issued in a business acquisition, shares				41,808,021	1,355,258
Shares issued in a business acquisition, amount	546,447,112					546,447,112	0
Shares issued to extinguish liabilities in a business acquisition, shares				336,856
Shares issued to extinguish liabilities in a business acquisition, amount	4,264,597					4,264,597	0
Contingent shares to be issued in a business acquisition, shares					187,380
Contingent shares to be issued in a business acquisition, amount	2,372,231					2,372,231	0
Replacement options issued in a business acquisition, amount	4,199,788					4,199,788	0
Release of shares to be issued, shares				1,080,853	(1,080,853)
Shares to be issued reclassified from contingent consideration, shares					333,868
Shares to be issued reclassified from contingent consideration, amount	1,957,045					1,957,045	0
Shares issued for options exercised, shares				3,313
Shares issued for options exercised, amount	12,972					12,972	0
Share-based compensation	8,000,573					8,000,573
Net income	24,885,753	$ 0	$ 0	$ 0	$ 0	0	24,885,753
Balance, amount at Jun. 30, 2021	970,228,535					951,310,331	18,918,204
Balance, shares at Jun. 30, 2021		35,837,500		97,981,851	795,653
Balance, shares at Dec. 31, 2020		35,837,500	15,218,750
Balance, amount at Dec. 31, 2020	(28,349,874)					(21,886,268)	(6,463,606)
Net loss	(536,464,297)
Share-based compensation	16,765,238
Net income	(450,389,837)
Shares issued in a private placement, amount	51,635,000
Contingent shares to be issued in the Qualifying Transaction	(28,143,886)
Shares issued for long-term strategic contract, amount	25,000,000
Balance, amount at Sep. 30, 2021	406,673,651					949,105,497	(542,431,846)
Balance, shares at Sep. 30, 2021		35,837,500		97,179,378	744,020
Balance, shares at Dec. 31, 2020		35,837,500	15,218,750
Balance, amount at Dec. 31, 2020	(28,349,874)					(21,886,268)	(6,463,606)
Net loss	$ (587,032,334)				$ 0	0	(587,060,124)
Conversion to Class B shares, shares	0	0	(14,655,547)	14,655,547
Conversion to Class B shares, amount	$ 0	$ 0			0	0	0
Founders' shares forfeited, shares			(563,203)
Founders' shares forfeited, amount	0				0	(496,057)	496,057
Shares issued in a private placement, shares		0	0	6,313,500
Shares issued for long-term strategic contracts, shares		0		2,376,425
Shares issued for long-term strategic contracts, amount	25,000,000				0	25,000,000	0
Shares issued for options exercised, shares				3,313
Shares issued for options exercised, amount	12,972				0	12,972	0
Share-based compensation	19,663,385				0	15,322,035	0
Net income	(587,032,334)
Shares issued in a private placement, amount	51,635,000		$ 0		0	63,135,000	0
Conversion of Class A restricted voting shares, shares		0		31,407,336
Conversion of Class A restricted voting shares, amount	318,303,338				0	318,303,338	0
Shares issued in the Qualifying Transaction, shares		0		42,891,175
Shares issued in the Qualifying Transaction, amount	546,447,112				272,104	546,447,112	0
Shares issued to extinguish liabilities in the Qualifying Transaction, shares		0		336,856
Shares issued to extinguish liabilities in the Qualifying Transaction, amount	4,264,597				0	4,264,597	0
Shares to be issued to settle contingent consideration, shares				24,584
Shares to be issued to settle contingent consideration, amount	1,957,045				309,284	1,957,045	0
Contingent shares to be issued in the Qualifying Transaction	$ (28,143,886)	$ 0	$ 0	$ 0	$ 187,380	2,372,231	0
Contingent shares issued in the Qualifying Transaction, shares	1,348,921		0	25,000	0
Contingent shares issued in the Qualifying Transaction, amount	$ 0				$ (25,000)	0	0
Replacement options issued in a business acquisition	$ 3,489,501	$ 0			0	3,489,501	0
Shares issued to acquire Calma, shares	2,120,240	0		458,898
Shares issued to acquire Calma, amount	$ 1,468,474				0	1,468,474	0
Shares repurchased under share repurchase agreements, shares		0		(1,725,000)
Shares repurchased under share repurchase agreements, amount	(7,055,250)				0	(7,055,250)	0
Shares repurchased under NCIB, shares		0		(157,600)
Shares repurchased under NCIB, amount	(603,165)				0	(603,165)	0
Shares issued for RSUs vested, shares				455,058
Shares issued for RSUs vested, amount	0				0	0	0
Tax settlements associated with RSUs	(1,080,071)	$ 0	$ 0	$ 0	0	(1,080,071)	0
Modification of RSUs	3,451,365				$ 0	3,451,365	0
Shares issued for long-term strategic contract, amount	25,000,000
Balance, amount at Dec. 31, 2021	361,075,186					954,102,859	(593,027,673)
Balance, shares at Dec. 31, 2021		35,837,500	0	97,065,092	743,768
Balance, shares at Jun. 30, 2021		35,837,500		97,981,851	795,653
Balance, amount at Jun. 30, 2021	970,228,535					951,310,331	18,918,204
Net loss	(561,350,050)	$ 0	$ 0	$ 0	$ 0	0	(561,350,050)
Release of shares to be issued, shares				51,633	(51,633)
Share-based compensation	2,974,957					2,974,957	0
Shares repurchased under share repurchase agreements, shares				(1,037,500)
Shares repurchased under NCIB, amount	(603,165)					(603,165)	0
Shares issued for RSUs vested, shares				340,994
Tax settlements associated with RSUs	(972,741)					(972,741)	0
Release of shares to be issued, amount	0					0	0
Share repurchase obligation	(7,055,250)					(7,055,250)	0
Shares repurchased under NCIB, shares				157,600
Modification of RSUs	3,451,365					3,451,365	0
Balance, amount at Sep. 30, 2021	406,673,651					949,105,497	(542,431,846)
Balance, shares at Sep. 30, 2021		35,837,500		97,179,378	744,020
Balance, amount at Dec. 31, 2021	361,075,186					954,102,859	(593,027,673)
Balance, shares at Dec. 31, 2021		35,837,500	0	97,065,092	743,768
Net loss	(63,814,952)	$ 0	$ 0	$ 0	$ 0	0	(63,814,952)
Share-based compensation	3,703,170					3,703,170	0
Shares to be issued to settle contingent consideration, shares				569,939	(305,325)
Shares issued for RSUs vested, shares				459,118
Shares issued for RSUs vested, amount	0
Tax settlements associated with RSUs	(420,247)					(420,247)
Shares issued for long-term strategic contract, shares				2,790,014
Shares issued for long-term strategic contract, amount	3,750,000					3,750,000	0
Shares issued to settle contingent consideration, amount	299,014					299,014
Balance, amount at Jun. 30, 2022	304,592,171					961,434,796	(656,842,625)
Balance, shares at Jun. 30, 2022		35,837,500		100,884,163	438,443
Balance, shares at Dec. 31, 2021		35,837,500	0	97,065,092	743,768
Balance, amount at Dec. 31, 2021	361,075,186					954,102,859	(593,027,673)
Net loss	(212,049,285)
Share-based compensation	4,284,916
Net income	(196,663,830)
Shares issued in a private placement, amount	0
Contingent shares to be issued in the Qualifying Transaction	0
Balance, amount at Sep. 30, 2022	160,204,626
Balance, shares at Sep. 30, 2022		35,837,500		104,914,328	438,443
Balance, shares at Jun. 30, 2022		35,837,500		100,884,163	438,443
Balance, amount at Jun. 30, 2022	304,592,171					961,434,796	(656,842,625)
Net loss	(147,985,084)
Share-based compensation	1,061,119					1,061,119	0
Shares issued to acquire Calma, shares				1,762,425
Shares issued for RSUs vested, shares				131,589
Shares issued for RSUs vested, amount	0					0	0
Tax settlements associated with RSUs	(59,126)					(59,126)
Shares issued for long-term strategic contract, shares				2,136,151
Shares issued for long-term strategic contract, amount	1,095,546					1,095,546	0
Shares issued to acquire NCI, amount	1,500,000					$ 1,500,000	$ 0
Balance, amount at Sep. 30, 2022	$ 160,204,626
Balance, shares at Sep. 30, 2022		35,837,500		104,914,328	438,443